STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CONTRIBUTIONS:
Participant contributions	$ 307,907	$ 306,528
Employer contributions	74,830	74,200
Total Contributions	382,737	380,728
INVESTMENT INCOME:
Net (depreciation)/appreciation in fair value of investments	787,851	6,790,223
Dividends and interest	1,263,907	1,221,541
NET INVESTMENT INCOME	2,051,758	8,011,764
DEDUCTIONS:
Benefits paid to participants	2,739,098	4,287,023
Administrative expenses	33,250	33,740
Total Deductions	2,772,348	4,320,763
NET (DECREASE)/INCREASE IN NET ASSETS	(337,853)	4,071,729
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	54,176,881	50,105,152
End of year	$ 53,839,028	$ 54,176,881